3. Initial Public Offering and Private Placement	12 Months Ended
Dec. 31, 2018
Initial Public Offering And Private Placement
Initial Public Offering and Private Placement

Note 3 — Initial Public Offering and Private Placement

Initial Public Offering

Pursuant to the Initial Public Offering and including the subsequent over-allotment option exercised by the underwriter, the Company sold 13,800,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock, one right (“Public Right”) and one warrant (“Public Warrant”). Each Public Right will convert into one-tenth (1/10) of one share of common stock upon consummation of a Business Combination (see Note 6). Each Public Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 (see Note 6).

Private Placement

Simultaneous with the Initial Public Offering and over-allotment option exercise, the Sponsor purchased an aggregate of 445,000 Placement Units at a price of $10.00 per Unit (or an aggregate purchase price of $4,450,000). Each Placement Unit consists of one share of common stock (“Placement Share”), one right (“Placement Right”) and one warrant (each, a “Placement Warrant”) to purchase one share of the common stock at an exercise price of $11.50 per share. The proceeds from the Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds of the sale of the Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Placement Rights and Placement Warrants will expire worthless.

The Placement Units are identical to the Units sold in the Initial Public Offering except that the Placement Warrants (i) are not redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the Sponsor or any of its permitted transferees. In addition, the Placement Units and their component securities may not be transferable, assignable or salable until after the consummation of a Business Combination, subject to certain limited exceptions.